IMPAIRMENT OF NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Impairment of Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

		Capitalized			Technology,	Other
(amounts in millions)		development	Customer		software	intangible
	Goodwill	costs	relationships	Licenses	and ERP	assets	Total
Net book value as at March 31, 2021	$1,173.2	$215.7	$297.5	$279.4	$71.5	$18.5	$2,055.8
Additions – internal development	—	55.6	—	—	35.0	—	90.6
Business combinations (Note 2)	1,316.8	2.2	323.7	—	169.7	—	1,812.4
Amortization	—	(32.7)	(40.7)	(16.0)	(18.3)	(1.8)	(109.5)
Impairment	—	(4.2)	—	—	—	—	(4.2)
Cloud computing transition adjustment (Note 5)	—	—	—	—	(13.4)	—	(13.4)
Transfers and others	—	(2.1)	(0.1)	(0.1)	0.4	—	(1.9)
Foreign currency exchange differences	(25.7)	(0.1)	(5.4)	(0.5)	(1.2)	(0.6)	(33.5)
Net book value as at March 31, 2022	$2,464.3	$234.4	$575.0	$262.8	$243.7	$16.1	$3,796.3
Additions – internal development	—	87.1	—	—	39.3	—	126.4
Business combinations (Note 2)	35.8	—	(11.8)	—	3.0	—	27.0
Amortization	—	(31.1)	(44.4)	(16.1)	(29.5)	(1.8)	(122.9)
Impairment reversal – net	—	6.3	—	—	—	—	6.3
Transfers and others	—	(3.7)	(1.3)	—	(0.9)	0.4	(5.5)
Foreign currency exchange differences	163.2	1.7	36.8	6.7	14.0	0.8	223.2
Net book value as at March 31, 2023	$2,663.3	$294.7	$554.3	$253.4	$269.6	$15.5	$4,050.8

		Capitalized			Technology,	Other
		development	Customer		software	intangible
	Goodwill	costs	relationships	Licenses	and ERP	assets	Total
Cost	$2,501.8	$480.9	$794.7	$312.8	$445.4	$51.1	$4,586.7
Accumulated amortization and impairment	(37.5)	(246.5)	(219.7)	(50.0)	(201.7)	(35.0)	(790.4)
Net book value as at March 31, 2022	$2,464.3	$234.4	$575.0	$262.8	$243.7	$16.1	$3,796.3
Cost	$2,699.7	$573.3	$829.6	$320.9	$513.2	$54.0	$4,990.7
Accumulated amortization and impairment	(36.4)	(278.6)	(275.3)	(67.5)	(243.6)	(38.5)	(939.9)
Net book value as at March 31, 2023	$2,663.3	$294.7	$554.3	$253.4	$269.6	$15.5	$4,050.8